Trade and other payables	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Trade and other payables
21. Trade and other payables

	Year ended December 31,
	2020	2019
	£’000s	£’000s
Trade payables	3,165	6,148
Social security and other taxes	146	183
Other payables	22	21

At December 31	3,333	6,352

Trade and other payables are
non-interest
bearing and have an average term of one month.